EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The Company’s basic earnings per share (“EPS”) is computed by dividing net income by the weighted-average number of common shares outstanding during the period.
Diluted EPS reflects the potential dilution that could occur if dilutive securities were exercised into common stock. Stock options, restricted stock units and performance stock units are considered dilutive securities.
A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Basic:
Net income (loss) attributable to CNH Industrial	$(942)	$637	$(657)	$1,308
Weighted average common shares outstanding—basic	1,351	1,351	1,351	1,353
Basic earnings (loss) per share	$(0.70)	$0.47	$(0.49)	$0.97
Diluted:
Net income (loss) attributable to CNH Industrial	$(942)	$637	$(657)	$1,308
Weighted average common shares outstanding—basic	1,351	1,351	1,351	1,353
Effect of dilutive securities (when dilutive):
Stock compensation plans (1)	—	1	—	2
Weighted average common shares outstanding—diluted	1,351	1,352	1,351	1,355
Diluted earnings (loss) per share	$(0.70)	$0.47	$(0.49)	$0.97
(1)    For the three and nine months ended September 30, 2020, the assumed exercise of stock-based compensation awards was not considered because the impact would be anti-dilutive. For the three and nine months ended September 30, 2019, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.